ProShares Short Solana ETF Expense Example - ProShares Short Solana ETF - None	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 139
Expense Example, with Redemption, 3 Years	$ 434